Leases (Tables)	3 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Changes in Right of Use Asset

Changes in the right of use assets:

	Balance at January 1, 2026	Additions(1)	Terminated contracts	Amortization	Exchange rate variation	Balance at March 31, 2026
Growing facilities	652,811	34,564	(1,271)	(34,802)	19,988	671,290
Buildings	634,164	7,030	(213)	(26,184)	8,416	623,213
Vehicles (land)	186,396	8,218	(2,299)	(19,830)	1,925	174,410
Machinery and equipment	98,983	18,218	(225)	(13,492)	2,740	106,224
Operating plants	8,110	3,331	(334)	(756)	333	10,684
Land	18,441	6	—	(807)	213	17,853
Computer equipment	14,742	—	(54)	(1,250)	789	14,227
	1,613,647	71,367	(4,396)	(97,123)	34,406	1,617,901

	Balance at January 1, 2025	Additions(1)	Terminated contracts	Amortization	Exchange rate variation	Balance at March 31, 2025
Growing facilities	632,267	28,121	(5,529)	(36,082)	25,293	644,070
Buildings	638,981	7,319	(5,578)	(23,082)	15,627	633,267
Vehicles (land)	189,036	9,177	(3,402)	(17,685)	1,483	178,609
Machinery and equipment	106,597	8,116	(1,305)	(13,008)	4,942	105,342
Operating plants	8,622	507	—	(784)	622	8,967
Land	15,999	(4)	—	(623)	100	15,472
Computer equipment	5,371	(16)	—	(1,708)	391	4,038
Concession Agreement	—	3,771	—	(943)	50	2,878
	1,596,873	56,991	(15,814)	(93,915)	48,508	1,592,643

(1)	The additions have been reduce by the tax effect. The tax impact is US$(1,584) and US$(1,208) respectively as of March 31, 2026 and 2025.

Schedule of Lease Liabilities	Lease liabilities
	March 31, 2026	December 31, 2025

Undiscounted lease payments	2,204,819	2,187,436
Present value adjustment	(422,665)	(420,151)
	1,782,154	1,767,285
Breakdown:
Current liabilities	365,383	354,887
Non-current liabilities	1,416,771	1,412,398
	1,782,154	1,767,285

Schedule of Changes in the Lease Liability

Changes in the lease liabilities:

	Balance at January 1, 2026	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at March 31, 2026
Lease liabilities	1,767,285	79,890	26,566	(124,016)	(5,243)	37,672	1,782,154

	Balance at January 1, 2025	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at March 31, 2025
Lease liabilities	1,734,029	71,466	25,038	(119,739)	(23,824)	58,816	1,745,786

Schedule of Non-Current Portion of the Lease Liability

The non-current portion of the lease liabilities schedule is as follows:

March 31, 2026
2027	273,511
2028	234,799
2029	197,101
2030	158,040
2031	177,000
Maturities after 2031	701,933
Total Future Minimum Lease Payments	1,742,384
Less: Imputed Interest	(325,613)
Present Value of Lease Liabilities	1,416,771